CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions		Jun. 30, 2023		Dec. 31, 2022
Assets
Cash and balances at central banks		£ 75,729		£ 72,005
Financial assets at fair value through profit or loss		1,577		1,371
Derivative financial instruments		3,463		3,857
Loans and advances to banks		9,251		8,363
Loans and advances to customers		431,645		435,627
Reverse repurchase agreements		30,530		39,259
Debt securities		10,040		7,331
Due from fellow Lloyds Banking Group undertakings		969		816
Financial assets at amortised cost		482,435		491,396
Financial assets at fair value through other comprehensive income		21,971		22,846
Goodwill and other intangible assets	[1]	5,718		5,124
Current tax recoverable		765		527
Deferred tax assets		5,596		5,857
Retirement benefit assets		4,685		3,823
Other assets	[1]	12,391		10,122
Total assets		614,330		616,928
Liabilities
Deposits from banks		3,369		4,658
Customer deposits		439,914		446,172
Repurchase agreements at amortised cost		44,622		48,590
Due to fellow Lloyds Banking Group undertakings		1,965		2,539
Financial liabilities at fair value through profit or loss		4,929		5,159
Derivative financial instruments		5,605		5,891
Notes in circulation		1,342		1,280
Debt securities in issue		56,443		49,056
Other liabilities	[1]	8,496		6,003
Retirement benefit obligations		120		126
Current tax liabilities		12		3
Deferred tax liabilities		181		208
Other provisions		1,453		1,591
Subordinated liabilities		6,015		6,593
Total liabilities		574,466		577,869
Equity
Share capital		1,574		1,574
Share premium account		600		600
Other reserves		363		743
Retained profits		32,245		31,792
Ordinary shareholders’ equity		34,782		34,709
Other equity instruments		5,018		4,268
Total equity excluding non-controlling interests		39,800		38,977
Non-controlling interests		64		82
Total equity		39,864	[2]	39,059	[3]
Total equity and liabilities		£ 614,330		£ 616,928

[1]	See note 1 regarding changes to presentation.
[2]	Total equity attributable to owners of the parent was £39,800 million.
[3]	Total equity attributable to owners of the parent was £38,977 million